FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
34.	FAIR VALUE MEASUREMENTS

A hierarchy is established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. Fair value of cash equivalents, restricted cash and restricted short-term investment are categorized as level 1 under the fair value hierarchy, as they based on quoted prices in active markets. Short-term borrowings and long-term borrowing are categorized as level 2 under the fair value hierarchy, as they based on quoted prices in less active markets.

Fair value change in forward contracts, foreign exchange options and call spread

The Company has entered into foreign exchange forward contracts with local banks to reduce the exposure of significant changes in exchange rates between Renminbi and foreign currencies. Authoritative guidance requires companies to recognize all of the derivative financial instruments as either assets or liabilities at fair value in the consolidated balance sheets based upon quoted market prices for comparable instruments. The Company's forward contracts have not met the criteria for hedge accounting within authoritative guidance. Therefore, the foreign exchange forward contracts have been recorded at fair value, with the gain or loss on these transactions recorded in the consolidated statements of operations within "Change in fair value of foreign exchange forward contracts" in the period in which they occur. The Company does not use derivative financial instruments for trading or speculative purposes. The Company held foreign exchange forward contracts with a total notional value of
USD139 million as of December 31, 2018. These foreign exchange forward contracts mature within 12 months. The Company used a discounted cash-flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2. Typically, any losses or gains on the forward exchange contracts are offset by re-measurement losses or gains on the underlying balances denominated in non-functional currencies. The Company's foreign currency exchange contract is an over-the-counter instrument.

The Group classified the cash flows related to realized gain or loss on settlement of foreign exchange forward contracts as operating activities, which are based on the nature of the cash flows the derivative is economically hedging.

The Company purchased call spread combined option contracts with a total notional value of US$70 million during the year ended December 31, 2015. These foreign exchange call spread mature within 12 months. The Company adopted the Black-Scholes Option Pricing (“B-S”) Model to value the Currency Option Contracts. The B-S Model is widely used and accepted as a common valuation practice in valuing such currency option. The significant inputs used in the aforementioned model are unobservable inputs which there are little or no market data and therefore the fair value measurements are classified as level 3. The Company's foreign currency call spread is an over-the-counter instrument.

The call spread option is asset derivatives which need to be fair valued on day one and marked to market subsequently at each reporting period end. The fair value gain or loss arising from the re-measurement is recognized in the consolidated statements of operations and comprehensive income. The fair value change was a loss of RMB370,437 for the year ended December 31, 2015.
The call spread option matured in the fourth quarter of
2016
and the Company recognised the gain of RMB
4.9
million.

The Company purchased foreign exchange option contracts with a total notional value of US$167 million during the year ended December 31, 2018. These foreign exchange options mature within 12 months. The Company adopted the Black-Scholes Option Pricing (“B-S”) Model to value the foreign exchange options. The significant inputs used in the aforementioned model are unobservable inputs which there are little or no market data and therefore the fair value measurements are classified as level 3.

The foreign exchange option is asset derivatives which need to be fair valued on day one and marked to market subsequently at each reporting period end. The fair value gain or loss arising from the re-measurement is recognised in the consolidated statements of operations and comprehensive income. The fair value change was a loss of RMB9,720,182 for the year ended December 31, 2018.

Convertible Senior Notes and Capped Call Options

The Company has adopted valuation models to assess the fair value for capped call options and the Notes, as the capped call options are not publicly traded and the trading of the Notes is considered inactive. Management is responsible for determining these fair values and assessing a number of factors. Both capped call options and the Notes are valued using the Binominal Tree option pricing model. The valuation involves complex and subjective judgments as well as the Company’s best estimates on the valuation date. Inputs related to the Binomial models for convertible debt fair value are: spot price, conversion price, time to maturity, expected dividend yield, expected share volatility, risk free interest rate, yield-to-maturity and put option exercisable period, of which spot price and expected share volatility are most significant to valuation determination of convertible debt.

Warrants

The Company adopted Binominal Tree option pricing model to assess the warrants’ fair value. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgments as well as the Company’s best estimates on the valuation date. Key inputs related to the Binomial Tree option pricing model for the valuation of the fair value of warrants are: probabilities assigned among IPO and non-IPO scenarios, time to maturity, volatility, dividend yield, as well as risk-free rate, of which probabilities assigned among IPO and non-IPO scenarios, volatility, and risk-free rate are most significant to valuation determination of the warrants.

Interest Rate Swap

The Company’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its overseas power station business operation and expansion, the Company’s operating subsidiaries located in Mexico will obtain long-term bank borrowings from local bank, which carries variable interest rates. With an aim to reduce its interest rate exposure, the Company entered into one long-term interest rate swap contract in 2016 to fix the interest rate as a fixed rate payer. The interest rate swap is a derivative which needs to be fair valued at each reporting period end. The fair value gain or loss arising from the remeasurement is recognized in the consolidated statements of operations and comprehensive income. As of December 31, 2017 and 2018, the fair value of the interest rate swap was RMB26,486,388 and
RMB12,786,001,
respectively, which was recorded as a derivative liability. The fair value change was a loss of
RMB16,122,313 and gain of RMB
13,700,387
 for the year ended December 31, 2017 and 2018, respectively.

Guarantee liability

A guarantee liability is initially recognized at the estimated fair value in the Group’s consolidated balance sheets unless it becomes probable that the Group will reimburse the holder of the guarantee for an amount higher than the carrying amount, in which case the guarantee is carried in the Group’s consolidated balance sheets at the expected amount payable to the holder. The fair value of the guarantee liability is measured by the total consideration to be received in connection with the provision of guarantee. The guarantee liability would be amortized in straight line during the guarantee period.

Recurring change in fair value

As of December 31, 2016, 2017 and 2018, information about the hierarchy of the fair value measurements for the Company's assets and liabilities that are measured at fair value on a recurring basis subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2016	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Foreign exchange forward contracts- receivable	640,876	-	640,876	-

Liabilities:
Convertible senior notes	423,739,708	-	-	423,739,708
Guarantee liabilities	226,086,556	-	-	226,086,556
Interest rate swap	10,364,075	-	-	10,364,075

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2017	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Guarantee receivables	174,882,132	-	-	174,882,132

Liabilities:
Foreign exchange forward contracts- payable	4,520,619	-	4,520,619
Convertible senior notes	65,342	-	-	65,342
Guarantee liabilities	148,187,615	-	-	148,187,615
Interest rate swap	26,486,388	-	-	26,486,388

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2018	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Guarantee receivables	197,431,047			197,431,047
Foreign exchange forward contracts- receivable	1,192,168		1,192,168
Foreign exchange options	846,718			846,718

Liabilities:
Convertible senior notes	68,632			68,632
Guarantee liabilities	92,404,068			92,404,068
Foreign exchange forward contracts- payable	9,463,728		9,463,728
Interest rate swap	12,786,001			12,786,001

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2016, 2017 and 2018 were as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	1,506,981,361	423,739,708	65,342
Foreign exchange (gain)/loss	43,448,795	(845,071)	3,290
Change in fair value of convertible senior notes	92,015,957	-	-
Repurchase of convertible senior notes	(1,218,706,405)	(422,829,295)	-
Balance at December 31,	423,739,708	65,342	68,632

A summary of changes in Level 3 fair value of capped call options for the year ended December 31, 2016, 2017 and 2018 were as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	17,490,323	-	-
Foreign exchange (gain)/loss	736,212	-	-
Change in fair value of capped call options	(18,226,535)	-	-
Balance at December 31,	-	-	-

The capped call options were expired upon the full repurchase of 2016 Notes in 2016 (note 27).

A summary of changes in Level 3 fair value of foreign exchange options for the year ended December 31, 2016, 2017 and 2018 were as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	-	-	-
Purchase of foreign exchange options	-	-	10,566,900
Change in fair value of foreign exchange options	-	-	(9,720,182)
Balance at December 31,	-	-	846,718

A summary of changes in Level 3 fair value of call spread options for the year ended December 31, 2016, 2017 and 2018 were as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	7,277,406	-	-
Purchase of call spread option	4,761,603	-	-
Exercise of call spread options	(12,039,009)	-	-
Balance at December 31,	-	-	-

A summary of changes in Level 3 fair value of warrant liability for the year ended December 31, 2016, 2017 and 2018 were as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	68,377,608	-	-
Exchange loss on warrant liability	2,256,314	-	-
Change in fair value of warrant liability	(34,937,341)	-	-
Repurchase of warrant liability	(35,696,581)	-	-
Balance at December 31,	-	-	-

A summary of changes in Level 3 fair value of rate swap derivative for the year ended December 31, 2016, 2017 and 2018 were as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	-	10,364,075	26,486,388
Change in fair value of interest rate swap	10,364,075	16,122,313	(9,701,051)
Cash settlement	-	-	(3,999,336)
Balance at December 31,	10,364,075	26,486,388	12,786,001

A summary of changes in Level 3 fair value of guarantee liabilities for the year ended December 31, 2016, 2017 and 2018 were as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	-	226,086,556	148,187,615
Additions	235,728,241	5,122,691	1,425,026
Amortization	(9,641,685)	(47,292,776)	(28,243,063)
Cancellation	-	(35,728,856)	(28,965,510)
Balance at December 31,	226,086,556	148,187,615	92,404,068

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings was as follows:

	Foreign exchange forward		Type of derivatives
							Foreign
For the year ended	contracts		Call spread	Interest	Capped call	Warrant	exchange
December 31,	Realized	Unrealized	options	Rate swap	options	liability	options	Total
(In RMB)
2016	(53,202,660)	640,876		(10,364,075)	(18,226,535)	34,937,341		(46,215,053)
2017	(3,690,785)	(4,520,619)	-	(16,122,313)		-		(24,333,717)
2018	(42,614,340)	(1,475,360)	-	9,701,051	-	-	(9,720,182)	(44,108,831)

Non-recurring change in fair value

As of December 31, 2016

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2016	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	4,738,681,353	-	-	4,738,681,353	125,524,021

As of December 31, 2018

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2018	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	8,275,899,684	-	-	8,275,899,684	14,548,043

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of ASC 360-10, long-lived assets held and used with a carrying amount of RMB125,524,021, nil and RMB14,548,043 as of December 31, 2016, 2017 and 2018 were written down to their fair value of zero, resulting in an impairment charge of RMB125,524,021 and nil and RMB14,548,043 for the year ended December 31, 2016, 2017 and 2018, respectively, which was calculated based on Level 3 Inputs and included in earnings for the respective years.